Segment, Product and Geographic Information - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment, Product and Geographic Information
Contract liabilities-current	$ 49,167	$ 37,663
Contract liabilities-non-current	0	$ 10,221
Revenue that was included in contract liability balance at beginning of period	$ 30,759